Standardized Measure of Discounted Future Net Cash Flows Related To Proved Oil and Gas Reserves (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 36,256,572
Future production costs	(14,467,156)
Future development costs	(964,486)
Future income taxes	(4,687,201)
Future net cash flows	16,137,729
10% annual discount	(7,795,729)
Standardized measure of discounted future net cash flows	$ 8,342,000